Employee Cost - Summary of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and welfare expenses	₨ 317,406.0	$ 4,589.8	₨ 270,441.8	₨ 255,325.7
Contribution to provident fund and other funds	28,855.1	417.2	32,183.0	28,262.3
Total	₨ 346,261.1	$ 5,007.0	₨ 302,624.8	₨ 283,588.0